Share-based Compensation - Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term	3 years 9 months 18 days
Expected volatility	39.73%
Dividend yield	4.97%
Average risk free rate	0.50%
Number of SARs	1,664,457
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	531,885
Base price	$ 21.50
Expiration date	Dec. 31, 2015
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	556,946
Base price	$ 24.00
Expiration date	Dec. 31, 2016
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	575,626
Base price	$ 26.50
Expiration date	Dec. 31, 2017